Net Loss Per Share (Additional Information) (Details) - shares	Sep. 30, 2025	Dec. 31, 2024	Jun. 18, 2024	Jun. 11, 2024	Sep. 25, 2023	Sep. 21, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, shares issued	7,585,446	6,951,622	3,250,000	3,250,000	13,562	8,500,000
Warrant [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, shares issued						8,500,000